Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 2,855,229,535	$ 2,585,402,197	$ 2,770,834,360
Total Revenues	2,829,682,404	2,548,384,317	2,624,576,323
Other operating income	25,547,131	37,017,880	146,258,037
Total	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Energy purchases	(1,296,992,284)	(864,863,454)	(835,284,742)
Fuel consumption	(374,868,794)	(231,176,489)	(230,944,415)
Transportation costs	(151,738,224)	(141,539,687)	(196,848,788)
Contribution Margin	843,924,131	1,210,956,558	1,349,629,109
Other work performed by the entity and capitalized	31,157,196	25,539,316	17,610,861
Employee benefits expense	(163,345,154)	(137,226,748)	(129,604,956)
Other expenses, by nature	(189,550,825)	(190,593,334)	(184,143,140)
Operating Income	259,593,663	(34,255,375)	526,054,835
Depreciation and amortization expense	(210,927,656)	(229,957,019)	(236,627,387)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(32,898,854)	(697,806,441)	(280,762,652)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(18,765,175)	(15,167,707)	(10,047,000)
FINANCIAL RESULT	(157,059,564)	(112,434,774)	(150,893,003)
Total Financial Income	26,420,400	36,160,460	27,399,275
Other financial income	5,228,027	1,030,181	5,142,727
Financial Costs	(174,043,116)	(127,408,771)	(164,897,900)
Income from indexation units	5,897,520	2,085,768	(2,982,268)
Foreign exchange profits (losses)	(15,334,368)	(23,272,231)	(10,412,110)
Share of profit of associates and joint ventures accounted for using the equity method	3,177,409	3,509,392	366,089
Total	10,137,284	9,488,815	1,793,201
Profit (loss) before taxes	115,848,792	(133,691,942)	377,321,122
Income tax expense	(15,138,658)	81,305,107	(61,227,904)
PROFIT (LOSS)	100,710,134	(52,386,835)	316,093,218
Profit (loss) attributable to owners of the parent	85,153,969	(50,860,313)	296,153,605
Profit (loss) attributable to non-controlling interests	15,556,165	(1,526,522)	19,939,613
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	2,855,229,535	2,585,402,197	2,770,834,360
Total Revenues	2,829,682,404	2,548,384,317	2,624,576,323
Energy sales	2,585,248,169	2,380,736,600	2,405,903,242
Other sales	156,910,502	58,870,872	124,113,792
Other services rendered	87,523,733	108,776,845	94,559,289
Other operating income	25,547,131	37,017,880	146,258,037
Total	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Energy purchases	(1,296,992,284)	(864,863,454)	(835,284,743)
Fuel consumption	(374,868,794)	(231,176,490)	(230,944,414)
Transportation costs	(151,738,224)	(141,539,687)	(196,848,788)
Other miscellaneous supplies and services	(187,706,102)	(136,866,008)	(158,127,306)
Contribution Margin	843,924,131	1,210,956,558	1,349,629,109
Other work performed by the entity and capitalized	31,157,196	25,539,316	17,610,861
Employee benefits expense	(163,345,154)	(137,226,748)	(129,604,956)
Other expenses, by nature	(189,550,825)	(190,593,334)	(184,143,140)
Operating Income	522,185,348	908,675,792	1,053,491,874
Depreciation and amortization expense	(210,927,656)	(229,957,019)	(236,627,387)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(32,898,854)	(697,806,441)	(280,762,652)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(18,765,175)	(15,167,707)	(10,047,000)
OPERATING INCOME	259,593,663	(34,255,375)	526,054,835
FINANCIAL RESULT	(157,059,564)	(112,434,774)	(150,893,003)
Total Financial Income	26,420,400	36,160,460	27,399,275
Cash and cash equivalents	3,259,801	7,324,057	8,973,606
Other financial income	23,160,599	28,836,403	18,425,669
Financial Costs	(174,043,116)	(127,408,771)	(164,897,900)
Bank loans	(2,727,697)	(7,151,030)	(14,487,700)
Secured and unsecured obligations	(85,990,347)	(84,268,247)	(81,818,564)
Other	(85,325,072)	(35,989,494)	(68,591,636)
Income from indexation units	5,897,520	2,085,768	(2,982,268)
Foreign exchange profits (losses)	(15,334,368)	(23,272,231)	(10,412,110)
Share of profit of associates and joint ventures accounted for using the equity method	3,177,409	3,509,392	366,089
Total	10,137,284	9,488,815	1,793,201
Gain (loss) from other investments	10,137,284	104,777	262,512
Gain (loss) from the sale of assets		9,384,038	1,530,689
Profit (loss) before taxes	115,848,792	(133,691,942)	377,321,122
Income tax expense	(15,138,658)	81,305,107	(61,227,904)
Net income from continuing operations	100,710,134	(52,386,835)	316,093,218
PROFIT (LOSS)	100,710,134	(52,386,835)	316,093,218
Profit (loss) attributable to owners of the parent	85,153,969	(50,860,313)	296,153,605
Profit (loss) attributable to non-controlling interests	15,556,165	(1,526,522)	19,939,613
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,953,287,738	1,577,422,263	1,726,611,508
Total Revenues	1,934,131,175	1,543,647,794	1,581,230,963
Energy sales	1,803,343,706	1,494,203,779	1,472,565,933
Other sales	129,626,809	38,825,239	97,870,470
Other services rendered	1,160,660	10,618,776	10,794,560
Other operating income	19,156,563	33,774,469	145,380,545
Total	(1,346,981,551)	(616,852,308)	(678,187,609)
Energy purchases	(660,360,745)	(177,049,909)	(160,044,206)
Fuel consumption	(374,868,794)	(231,176,490)	(230,944,414)
Transportation costs	(159,477,763)	(113,704,101)	(169,062,680)
Other miscellaneous supplies and services	(152,274,249)	(94,921,808)	(118,136,309)
Contribution Margin	606,306,187	960,569,955	1,048,423,899
Other work performed by the entity and capitalized	13,352,715	15,581,738	8,887,421
Employee benefits expense	(71,617,409)	(65,564,485)	(62,871,525)
Other expenses, by nature	(126,899,337)	(121,366,276)	(120,522,841)
Operating Income	421,142,156	789,220,932	873,916,954
Depreciation and amortization expense	(164,579,061)	(185,479,080)	(196,623,025)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(33,035,731)	(698,453,039)	(280,020,263)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(691,132)	(1,305,341)	(1,338,599)
OPERATING INCOME	222,836,232	(96,016,528)	395,935,067
FINANCIAL RESULT	(62,697,134)	(80,090,891)	(101,324,905)
Total Financial Income	8,178,108	15,080,015	15,241,046
Cash and cash equivalents	29,479	597,718	3,556,554
Other financial income	8,148,629	14,482,297	11,684,492
Financial Costs	(94,212,401)	(59,088,322)	(111,219,566)
Bank loans	(2,465,972)	(7,112,931)	(11,813,855)
Secured and unsecured obligations	(47,518,870)	(47,654,290)	(45,714,879)
Other	(44,227,559)	(4,321,101)	(53,690,832)
Income from indexation units	3,385,938	(703,130)	(5,157,076)
Foreign exchange profits (losses)	19,951,221	(35,379,454)	(189,309)
Share of profit of associates and joint ventures accounted for using the equity method	3,157,673	2,424,250	366,089
Total	10,137,284	9,478,528	1,683,246
Gain (loss) from other investments	10,137,284	94,490	152,557
Gain (loss) from the sale of assets		9,384,038	1,530,689
Profit (loss) before taxes	173,434,055	(164,204,641)	296,659,497
Income tax expense	(24,666,990)	97,419,625	(40,347,869)
Net income from continuing operations	148,767,065	(66,785,016)	256,311,628
PROFIT (LOSS)	148,767,065	(66,785,016)	256,311,628
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,201,833,293	1,382,068,220	1,412,871,738
Total Revenues	1,193,549,267	1,376,425,433	1,408,588,042
Energy sales	1,103,758,191	1,270,159,653	1,318,386,716
Other sales	5,347,333	6,601,069	9,365,186
Other services rendered	84,443,743	99,664,711	80,836,140
Other operating income	8,284,026	5,642,787	4,283,696
Total	(974,857,661)	(1,116,324,483)	(1,114,936,281)
Energy purchases	(933,785,293)	(1,060,494,642)	(1,056,562,636)
Transportation costs	(12,947,272)	(23,694,571)	(22,725,942)
Other miscellaneous supplies and services	(28,125,096)	(32,135,270)	(35,647,703)
Contribution Margin	226,975,632	265,743,737	297,935,457
Other work performed by the entity and capitalized	17,403,271	9,805,315	8,723,440
Employee benefits expense	(49,357,037)	(37,496,730)	(34,828,194)
Other expenses, by nature	(71,488,295)	(79,580,559)	(70,678,241)
Operating Income	123,533,571	158,471,763	201,152,462
Depreciation and amortization expense	(47,931,057)	(45,583,947)	(40,705,580)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(17,419,025)	(12,998,719)	(8,153,419)
OPERATING INCOME	58,183,489	99,889,097	152,293,463
FINANCIAL RESULT	(11,685,010)	5,929,058	5,232,127
Total Financial Income	19,109,146	22,717,208	22,742,687
Cash and cash equivalents	1,093,452	1,562,194	1,456,253
Other financial income	18,015,694	21,155,014	21,286,434
Financial Costs	(30,325,667)	(17,696,544)	(19,061,123)
Bank loans		(33,244)	(40,508)
Other	(30,325,667)	(17,663,300)	(19,020,615)
Income from indexation units	1,851,124	1,124,304	1,843,435
Foreign exchange profits (losses)	(2,319,613)	(215,910)	(292,872)
Share of profit of associates and joint ventures accounted for using the equity method	361
Total	2,171,056	10,287	12
Gain (loss) from other investments	2,171,056	10,287	12
Profit (loss) before taxes	48,669,896	105,828,442	157,525,602
Income tax expense	2,275,431	(23,421,217)	(38,748,555)
Net income from continuing operations	50,945,327	82,407,225	118,777,047
PROFIT (LOSS)	50,945,327	82,407,225	118,777,047
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(299,891,496)	(374,088,286)	(368,648,886)
Total Revenues	(297,998,038)	(371,688,910)	(365,242,682)
Energy sales	(321,853,728)	(383,626,832)	(385,049,407)
Other sales	(21,936,360)	(13,444,564)	(16,878,136)
Other services rendered	1,919,330	1,506,642	(2,928,589)
Other operating income	(1,893,458)	(2,399,376)	(3,406,204)
Total	310,533,808	358,731,152	371,918,639
Energy purchases	297,153,754	372,681,097	381,322,099
Transportation costs	20,686,811	4,141,015	5,060,166
Other miscellaneous supplies and services	7,306,757	9,808,930	4,343,294
Contribution Margin	10,642,312	15,357,134	(3,269,753)
Other work performed by the entity and capitalized	(401,210)	(152,263)	0
Employee benefits expense	42,370,708	34,165,533	31,905,237
Other expenses, by nature	8,836,807	10,353,501	7,057,942
Operating Income	(22,490,379)	(39,016,903)	(21,577,542)
Depreciation and amortization expense	1,582,462	1,106,008	701,218
Impairment losses (reversal of impairment losses) recognized in profit or loss	136,877	646,598	(742,389)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	655,018	863,647	(554,982)
OPERATING INCOME	(21,426,058)	(38,127,944)	(22,173,695)
FINANCIAL RESULT	(82,677,420)	(38,272,941)	(54,800,225)
Total Financial Income	(866,854)	(1,636,763)	(10,584,458)
Cash and cash equivalents	(2,136,870)	(5,164,145)	(3,960,799)
Other financial income	(3,003,724)	(6,800,908)	(14,545,257)
Financial Costs	49,505,048	50,623,905	34,617,211
Bank loans	261,725	4,855	2,633,337
Secured and unsecured obligations	(38,471,477)	(36,613,957)	(36,103,685)
Other	10,771,846	14,005,093	4,119,811
Income from indexation units	(660,458)	(1,664,594)	(331,373)
Foreign exchange profits (losses)	32,965,976	12,323,133	9,929,929
Share of profit of associates and joint ventures accounted for using the equity method	(19,375)	1,085,142
Total	(2,171,056)		109,943
Gain (loss) from other investments	(2,171,056)		109,943
Profit (loss) before taxes	(106,255,159)	(75,315,743)	(76,863,977)
Income tax expense	7,252,901	7,306,699	17,868,520
Net income from continuing operations	(99,002,258)	(68,009,044)	(58,995,457)
PROFIT (LOSS)	$ (99,002,258)	$ (68,009,044)	$ (58,995,457)